Note 9 - Segment Data (Details) - Segments by Operating Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Revenue	$ 68,176,711	$ 70,897,788
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	904,106	1,695,837
Assets:
Assets	570,038,084	585,213,387
Amortization and depreciation expense:
Depreciation and amortization	7,703,000	8,096,000
Preneed and Burial Products [Member]
Revenue:
Revenue	48,894,000	47,445,000
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	(496,000)	(34,000)
Assets:
Assets	374,793,000	375,219,000
Amortization and depreciation expense:
Depreciation and amortization	5,641,000	5,458,000
Traditional and Universal Life Products [Member]
Revenue:
Revenue	16,746,000	21,226,000
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	742,000	1,286,000
Assets:
Assets	123,823,000	120,377,000
Amortization and depreciation expense:
Depreciation and amortization	1,538,000	1,987,000
Administrative and Financial Services [Member]
Revenue:
Revenue	1,357,000	1,244,000
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	274,000	284,000
Assets:
Assets	9,706,000	9,496,000
Amortization and depreciation expense:
Depreciation and amortization	214,000	278,000
Corporate and Other [Member]
Revenue:
Revenue	1,180,000	983,000
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	384,000	160,000
Assets:
Assets	61,716,000	80,121,000
Amortization and depreciation expense:
Depreciation and amortization	$ 310,000	$ 373,000